Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

	As of	As of	As of	As of
	June 30, 2023	December 31, 2022	June 30, 2022	December 31, 2021
Cash and cash equivalents	$293,331	$267,668	$319,573	$129,410
Restricted cash, current	—	—	13,000	346
Total	$293,331	$267,668	$332,573	$129,756